Commitments and Contingencies - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss	$ 11,655,362
Gain loss on change in fair value of legal settlement liability	4,689,638	$ 0
Accrued legal settlement	$ 11,655,362		$ 16,345,000	$ 0
Former Employee Related [Member] | Pending Litigation [Member] | General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Litigation settlement, loss			16,345,000
Payments for legal settlements			$ 100,000